Matthews Asian Growth and Income Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 89.9%

	Shares	Value

CHINA/HONG KONG: 39.4%
AIA Group, Ltd.	2,786,800	$29,226,170
Tencent Holdings, Ltd.	589,700	28,818,240
JD.com, Inc. A Shares	666,752	14,559,328
HKT Trust & HKT, Ltd.	10,271,000	13,634,534
NetEase, Inc. ADR	149,225	13,197,459
Yum China Holdings, Inc.	202,534	12,838,630
ENN Natural Gas Co., Ltd. A Shares	3,675,777	11,149,457
Techtronic Industries Co., Ltd.	1,018,000	11,030,146
Wuliangye Yibin Co., Ltd. A Shares	381,774	10,905,535
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	2,570,375	10,871,211
Midea Group Co., Ltd. A Shares	1,366,730	10,692,466
NARI Technology Co., Ltd. A Shares	2,711,009	10,686,934
Zhongsheng Group Holdings, Ltd.	2,139,500	10,542,128
Link REIT	1,445,040	9,291,946
CK Hutchison Holdings, Ltd.	1,486,172	9,194,423
Guangdong Investment, Ltd.	8,544,000	8,740,288
BOC Hong Kong Holdings, Ltd.	2,795,000	8,701,551
Jiangsu Expressway Co., Ltd. H Shares	8,894,000	8,271,158
Qingdao Haier Biomedical Co., Ltd. A Shares	838,176	8,109,606

Total China/Hong Kong		240,461,210

TAIWAN: 11.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,882,187	50,509,236
Advantech Co., Ltd.	867,884	10,617,541
Chailease Holding Co., Ltd.	1,381,160	10,157,549

Total Taiwan		71,284,326

INDIA: 10.3%
Housing Development Finance Corp., Ltd.	626,313	20,084,649
Tata Consultancy Services, Ltd.	273,622	10,725,393
Sanofi India, Ltd.	123,661	8,637,362
Embassy Office Parks REIT	2,177,183	8,272,844
Computer Age Management Services, Ltd.	316,994	7,852,244
Crompton Greaves Consumer Electricals, Ltd.	2,094,413	7,480,654

Total India		63,053,146

SOUTH KOREA: 8.9%
Samsung Electronics Co., Ltd.	461,697	22,831,361
Macquarie Korea Infrastructure Fund	1,470,263	14,140,953
SK Telecom Co., Ltd.	244,135	9,057,926
LEENO Industrial, Inc.	73,270	8,125,662

Total South Korea		54,155,902

SINGAPORE: 6.9%
CapitaLand Ascendas REIT	5,651,184	12,185,155
United Overseas Bank, Ltd.	467,200	10,478,849
Singapore Technologies Engineering, Ltd.	3,611,625	9,942,290
Venture Corp., Ltd.	700,500	9,323,268

Total Singapore		41,929,562

FRANCE: 3.9%
Pernod Ricard SA	58,165	13,170,356
LVMH Moet Hennessy Louis Vuitton SE	11,384	10,449,471

Total France		23,619,827

	Shares	Value

UNITED STATES: 2.0%
Broadcom, Inc.	18,793	$12,056,461

Total United States		12,056,461

INDONESIA: 1.8%
PT Bank Rakyat Indonesia Persero Tbk	34,433,672	10,910,406

Total Indonesia		10,910,406

THAILAND: 1.7%
Digital Telecommunications Infrastructure Fund F Shares	28,666,600	10,646,756

Total Thailand		10,646,756

AUSTRALIA: 1.7%
Aristocrat Leisure, Ltd.	401,980	10,050,508

Total Australia		10,050,508

PHILIPPINES: 1.6%
Bank of the Philippine Islands	5,290,564	10,002,646

Total Philippines		10,002,646

TOTAL COMMON EQUITIES		548,170,750

(Cost $501,563,287)

CONVERTIBLE CORPORATE BONDS: 7.4%

	Face Amount*	Value

CHINA/HONG KONG: 7.4%
Pharmaron Beijing Co., Ltd., Cnv.
0.000%, 06/18/26[b]	14,400,000	12,888,000
ESR Group, Ltd., Cnv.
1.500%, 09/30/25[b]	12,866,000	12,434,989
Hansoh Pharmaceutical Group Co., Ltd., Cnv.
0.000%, 01/22/26[b]	10,756,000	10,148,286
China Conch Venture Holdings International, Ltd., Cnv.
0.000%, 09/05/23[b]	HKD 66,000,000	9,341,011

Total China/Hong Kong		44,812,286

TOTAL CONVERTIBLE CORPORATE BONDS		44,812,286

(Cost $48,662,896)

TOTAL INVESTMENTS: 97.3%		592,983,036
(Cost $550,226,183)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%		16,740,532

NET ASSETS: 100.0%		$609,723,568

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified.

ADR	American Depositary Receipt

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Matthews Asian Growth and Income Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

Cnv.	Convertible

HKD	Hong Kong Dollar

REIT	Real Estate Investment Trust

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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